Commitments and Contingencies	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Notes to Financial Statements
Commitments and Contingencies

Litigation

The Company, in the normal course of business, is a party to various ordinary course claims and legal proceedings. In the opinion of management, the ultimate resolution of these matters, individually and in the aggregate, will not have a material adverse effect on the Company’s financial position or results of operations.

On December 5, 2016, Richard Pomije filed a lawsuit against the Company. Mr. Pomije asserts an employment agreement existed and a continuing obligation of the Company in the form of a monthly salary for a one year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable, and that the failure to provide written notice at end of the one-year obligated the Company to pay for an additional year under the agreement. Mr. Pomije claims the Company owes him $260,900, which has been fully accrued for by the Company. See Note 17 for additional information about transactions between the Company and its former officer.

Lease Commitments

As of November 30, 2017, the Company has three outstanding operating leases. The leases are for an aggregate of 2,700 square feet of office space. Two of the leases are month-to-month with either party able to terminate the lease with 30 days of notice. The other lease is for period of one year and ends in March 2018. Gross rent is approximately $4,070 per month plus $95 for HVAC expenses and applicable taxes. In addition, for one of the leases, we are responsible for various operating costs, such as telephone and utilities. Our total rent commitment is $49,980. Rent expense for the first three quarters of fiscal years 2018 and 2017 was $37,262 and $5,445, respectively.

Litigation

The Company, in the normal course of business, is a party to various ordinary course claims and legal proceedings. In the opinion of management, the ultimate resolution of these matters, individually and in the aggregate, will not have a material adverse effect on the Company's financial position or results of operations.

On December 5, 2016, Richard Pomije filed a lawsuit against the Company. Mr. Pomije asserts an employment agreement existed and a continuing obligation of the Company in the form of a monthly salary for a 1 year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable. Mr. Pomije claims the Company owes him $260,900, which has been fully accrued for by the Company. See Note 15 for additional information about transactions between the Company and its former officer.

Lease Commitments

As of February 28, 2017, we have one outstanding operating lease. The lease is for 700 square feet of office space in Vancouver, British Columbia for our Rezserve subsidiary. The lease is month-to-month with either party able to terminate the lease with 30 days of notice. Gross rent is approximately $1,073 per month.

Strategic Partnership Agreement

The Company entered into a five-year strategic partnership agreement with the National Interscholastic Athletic Administrators Association (“NIAAA”), which expired in December 2015. The Company entered into this agreement prior to commencing its current Smart City business strategy and with the intent of launching specific software to support various websites. The Company believes it has satisfied all terms of the agreement, however formal documentation of termination has not been obtained to date. The Company has included an amount in accounts payable for any potential obligations related to this agreement.